Significant Accounting Policies - Redeemable Noncontrolling Interest and Revenue Recognition (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) item	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Aug. 31, 2015	Aug. 18, 2015
Redeemable Noncontrolling Interest
Number of components | item	2
Redeemable Noncontrolling Interest Rollforward
Beginning balance	$ 4
Ending balance	$ 4	$ 4
Omnicare, Inc.
Redeemable Noncontrolling Interest
Percentage of voting interests acquired				73.00%	100.00%
Redeemable Noncontrolling Interest Rollforward
Beginning balance		39
Acquisition of noncontrolling interest			$ 39
Net income attributable to noncontrolling interest		1	1
Distributions		(2)	(1)
Purchase of noncontrolling interest		(39)
Reclassification to capital surplus in connection with purchase of noncontrolling interest		$ 1
Ending balance			$ 39